U.S. and Foreign Components of Earnings (Loss) before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Components of Income Before Income Tax Domestic and Foreign [Abstract]
U.S.					$ 16,641	$ (59,353)	$ (94,371)
Foreign					(1,468)	(4,218)	232
Income (loss) before income tax expense	23,151	12,872	5,005	11,054	15,173	(63,571)	(94,139)
LAMAR MEDIA CORP
Components of Income Before Income Tax Domestic and Foreign [Abstract]
U.S.					16,999	(59,193)	(92,201)
Foreign					(1,468)	(4,218)	232
Income (loss) before income tax expense	$ 23,225	$ 12,950	$ 5,278	$ 11,330	$ 15,531	$ (63,411)	$ (91,969)